SEGMENT INFORMATION (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Six Months Ended June 30, 2026
Formation and operating costs	$(676,348)
Interest income on trust account	$1,232,214
Cash and marketable securities held in trust account	$70,703,700

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Period from June 24, 2025 (inception) through December 31, 2025
Formation and operating costs	$(154,977)
Interest income on trust account	$471,486
Cash and marketable securities held in trust account	$69,471,486